Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Equity attributable to owners of the parent	Share capital	Capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Cash flow hedge reserve	Accumulated deficit reserve	Non-controlling interests
Balance, beginning at Dec. 31, 2016	€ 1,902.5	€ 1,902.5	€ 0.0	€ 1,800.7	€ 1.0	€ 493.4	€ 84.0	€ 8.4	€ (485.0)
Profit/(loss) for the period	109.2	109.2							109.2
Other comprehensive income (loss) for the year	(17.6)	(17.6)					(3.9)	(16.3)	2.6
Total comprehensive income for the period	91.6	91.6					(3.9)	(16.3)	111.8
Purchase of treasury shares	(177.1)	(177.1)		(177.1)
Vesting of Non-Executive Director restricted stock award	(0.1)	(0.1)		0.6	(0.7)
Share issue related cost	(0.5)	(0.5)		(0.5)
Share based payment charge	2.4	2.4			2.4
Increase (decrease) through transactions with owners, equity	(175.3)	(175.3)		(177.0)	1.7
Balance, ending at Sep. 30, 2017	1,818.8	1,818.8	0.0	1,623.7	2.7	493.4	80.1	(7.9)	(373.2)
Balance, beginning at Dec. 31, 2017	1,852.6	1,852.6	0.0	1,623.7	2.9	493.4	83.2	(3.0)	(347.6)
Profit/(loss) for the period	129.7	130.1							130.1	€ (0.4)
Other comprehensive income (loss) for the year	13.8	13.8					5.1	13.0	(4.3)
Total comprehensive income for the period	143.5	143.9					5.1	13.0	125.8	(0.4)
Dividends recognised as distributions to owners		0.0		(120.8)		120.8
Vesting of Non-Executive Director restricted stock award	(0.2)	(0.2)		0.6	(0.8)
Issue of equity	0.1	0.1		0.1
Share based payment charge	9.5	9.5			9.5
Reclassification of awards for settlement of tax liabilities	(2.0)	(2.0)			(2.0)
Non-controlling interests on acquisition of subsidiary	(0.1)									(0.1)
Increase (decrease) through transactions with owners, equity	7.3	7.4		121.5	6.7	(120.8)				€ (0.1)
Balance, ending at Sep. 30, 2018	€ 2,003.9	€ 2,003.9	€ 0.0	€ 1,745.2	€ 9.6	€ 372.6	€ 88.3	€ 10.0	€ (221.8)